UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
EXPENSES:
Voyage expenses	$ 1,100,402	$ 1,242,116
General and administrative expenses	4,698,176	1,841,586
Related Party [Member]
EXPENSES:
Voyage expenses	156,130	715,183
General and administrative expenses	$ 1,599,000	$ 1,102,777